Cover Page	Feb. 19, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 19, 2020
Entity Registrant Name	Pitney Bowes Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3579
Entity Tax Identification Number	06-0495050
Entity Address, Address Line One	3001 Summer Street,
Entity Address, City or Town	Stamford,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06926
City Area Code	(203)
Local Phone Number	356-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value per share
Trading Symbol	PBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000078814
Amendment Flag	false